Document And Entity Information	Jun. 03, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 03, 2026
Entity Registrant Name	BUILDERS FIRSTSOURCE, INC.
Entity Central Index Key	0001316835
Entity Emerging Growth Company	false
Entity File Number	001-40620
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	52-2084569
Entity Address, Address Line One	6031 Connection Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	(214)
Local Phone Number	880-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	BLDR
Security Exchange Name	NYSE
NYSE Texas
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	BLDR
Security Exchange Name	NYSE